Commitments (Details Narrative) (USD $)	Sep. 30, 2013
Transportation
Purchase commitments	$ 4,931,000
Developed property rentals
Purchase commitments	5,024,000
Brooksville Quarry, LLC
Additional Contributions	$ 58,000